Employee Benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefits
13. Employee Benefits

Defined Contribution Plan

The Company has a defined-contribution plan in the United States intended to qualify under Section 401k of the Internal Revenue Code (the “401k Plan”). The 401k Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company makes contributions to the 401k Plan up to 4% of the participating employee’s eligible compensation. During the years ended December 31, 2023, 2022 and 2021, the Company recorded $5.9 million, $4.7 million and $4.1 million, respectively, of expenses related to the 401k Plan.

People’s Republic of China (“PRC”) Contribution Plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension benefits, unemployment insurance, medical care, employee housing fund and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. During the years ended December 31, 2023, 2022 and 2021, the Company recorded $11.3 million, $10.6 million and $8.4 million, respectively, of total expenses related to these benefits.

Certain of the Company’s other non-U.S. subsidiaries sponsor or participate in local defined benefit pension plans. The obligations, contributions and associated expense of such plans for the years ended December 31, 2023, 2022 and 2021 were immaterial.